Related Party Transactions - Schedule of Information About Other Related Party Transactions (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Amounts settled in cash or shares for goods and services
Total			$ 102,293	$ 99,667
Purchases of various goods and services from entities controlled by key management personnel [Member]
Amounts settled in cash or shares for goods and services
Total	[1]		102,293	99,667
Other [Member]
Amounts settled in cash or shares for goods and services
Total	[2]	17,571	17,325	17,065
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Amounts settled in cash or shares for goods and services
Total			47,293	44,667
Services rendered by Grandlodge Capital Pty Ltd [Member]
Amounts settled in cash or shares for goods and services
Total			$ 55,000	$ 55,000

[1]	Purchases from entities controlled by key management personnel
[2]	Other